SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other-than-temporary impairment loss for marketable securities
Inventory write-off included in cost of revenues	464	1,147	1,205
Impairment losses of intangible assets
Impairment losses of goodwill
Provision for estimated sales returns stock rotations and other customer rights	914	1,071
Warranty term	1 year
Governmental grants received	369	264
Bank deposits, maximum contractual term	2 years
Bank deposits, weighted-average duration of deposits	1 year 9 months 18 days
Bad debt expenses	200
Write-off of bad debts	534	7	200
Term of severance pay entitlement based on period of total employment	1 month
Severance expenses	2,293	1,945	2,244
Anti-dilutive shares excluded from computation of earnings per share amount	2,735,095	1,902,200	2,263,600
Uncertain tax positions reclassified from other payables and accrued expenses to other long-term liabilities	$ 5,388
S&P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage	95.00%
S&P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage	5.00%
Financial Instutions Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	54.00%
Government Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	6.00%
Corporate Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	40.00%
Debt Securities [Member]
Marketable securities, maximum percentage investment portfolio from single issuer	2.00%
Israel [Member] | S&P rating, AA+ [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	60.00%
United States [Member] | S&P rating, AA+ [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	40.00%
United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	54.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	26.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distrubution	20.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	1 year
Customer support contracts, support period	1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	10 years
Customer support contracts, support period	5 years